Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Cumulative-effect adjustment Share Capital CNY (¥) shares	Cumulative-effect adjustment Share Capital USD ($) shares	Cumulative-effect adjustment Additional Paid-in Capital CNY (¥)	Cumulative-effect adjustment Additional Paid-in Capital USD ($)	Cumulative-effect adjustment Treasury Stock CNY (¥) shares	Cumulative-effect adjustment Treasury Stock USD ($) shares	Cumulative-effect adjustment Statutory Reserves CNY (¥)	Cumulative-effect adjustment Statutory Reserves USD ($)	Cumulative-effect adjustment Retained Earnings CNY (¥)	Cumulative-effect adjustment Retained Earnings USD ($)	Cumulative-effect adjustment Accumulated Other Comprehensive Loss CNY (¥)	Cumulative-effect adjustment Accumulated Other Comprehensive Loss USD ($)	Cumulative-effect adjustment Noncontrolling Interests CNY (¥)	Cumulative-effect adjustment Noncontrolling Interests USD ($)	Cumulative-effect adjustment CNY (¥)	Cumulative-effect adjustment USD ($)	Share Capital CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Treasury Stock CNY (¥) shares	Statutory Reserves CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)																	¥ 600	¥ 224,694		¥ 23,103	¥ 72,714	¥ (810)		¥ 320,301
Balance (in Shares) | shares																	90,472,014
Balance at Jun. 30, 2021																	¥ 600	224,694		23,103	72,714	(810)		320,301
Balance (in Shares) at Jun. 30, 2021 | shares																	90,472,014
Net loss																					(60,667)			(60,667)
Foreign currency translation																						417		417
Unrealized net loss on available-for-sale investments
Accretion of redeemable ordinary shares
Provision for statutory reserves																				211	(211)
Balance at Jun. 30, 2022																	¥ 600	224,694		23,314	11,836	(393)		260,051
Balance (in Shares) at Jun. 30, 2022 | shares																	90,472,014
Balance (in Dollars)																	¥ 600	224,694		23,314	11,836	(393)		260,051
Balance (in Shares) | shares																	90,472,014
Net loss																					(43,577)			(43,577)
Disposal of subsidiaries																				(250)	250
Foreign currency translation																						560		560
Unrealized net loss on available-for-sale investments
Accretion of redeemable ordinary shares
Provision for statutory reserves																				7	(7)
Balance at Jun. 30, 2023									¥ (93)						¥ (93)		¥ 600	224,694		23,071	(31,498)	167		¥ 217,034
Balance (in Shares) at Jun. 30, 2023 | shares																	90,472,014							90,472,014	90,472,014
Balance (in Dollars)									(93)						(93)		¥ 600	¥ 224,694		¥ 23,071	¥ (31,498)	¥ 167		¥ 217,034
Balance (in Shares) | shares																	90,472,014							90,472,014	90,472,014
Net loss									(289,670)				(222,401)		(512,071)									¥ (512,071)	$ (70,463)
Disposal of subsidiaries													(6,438)		(6,438)									(6,438)
Foreign currency translation											583		378		961									583	80
Unrealized net loss on available-for-sale investments											(3,043)		(2,927)		(5,970)									(3,043)	(419)
Issuance of shares for business combination (Note 3(a))	¥ 2,017		1,339,405										1,336,190		2,677,612
Issuance of shares for business combination (Note 3(a)) (in Shares) | shares	284,113,314	284,113,314
Addition in non-controlling interests due to business combination (Note 3(a))													266,255		266,255
Acquisition of non-controlling interests in AIX Inc.			21,697										(42,320)		(20,623)
Share-based compensation			13,188										10,148		23,336
Dividend declared to non-controlling interests													(29,500)		(29,500)
Repurchase 4.46% equity interests held by AIX Inc. (Note 1)			(12,952)		¥ (29)								(2,782)		(15,763)
Repurchase 4.46% equity interests held by AIX Inc. (Note 1) (in Shares) | shares					4,033,600	4,033,600
Accretion of redeemable ordinary shares			(826)												(826)									(826)	(114)
Partial disposal of equity interests in a subsidiary			(2,189)				(7)		7				2,189
Balance at Jun. 30, 2024	¥ 2,617	$ 360	1,583,017	$ 217,830	¥ (29)	$ (4)	23,064	$ 3,174	(321,254)	$ (44,206)	(2,293)	$ (316)	1,308,792	$ 180,097	2,593,914	$ 356,935								¥ 2,593,914	$ 356,935
Balance (in Shares) at Jun. 30, 2024 | shares	374,585,328	374,585,328			4,033,600	4,033,600											370,551,728							370,551,728	370,551,728
Balance (in Dollars)	¥ 2,617	$ 360	¥ 1,583,017	$ 217,830	¥ (29)	$ (4)	¥ 23,064	$ 3,174	¥ (321,254)	$ (44,206)	¥ (2,293)	$ (316)	¥ 1,308,792	$ 180,097	¥ 2,593,914	$ 356,935								¥ 2,593,914	$ 356,935
Balance (in Shares) | shares	374,585,328	374,585,328			4,033,600	4,033,600											370,551,728							370,551,728	370,551,728